Deferred Income Tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets	S/ 44,983	S/ 79,475
Deferred Tax Liabilities	(13)	(52)
Deferred Tax Liability Asset	44,983	79,475
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	44,983	79,475
Allowance for credit losses [member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets	140,741	184,014
Deferred Income From StandBy Letters [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets	7,625	9,072
Net Unrealized Losses From Fluctuation In Investments Through Other Comprehensive Income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets	44	6,449
Unrealized Losses From Derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets	5,872
Depreciation of right-of-use assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets	2,085
Other Deferred Assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets	28,657	14,737
Deemed Cost Of Fixed Assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liabilities	(57,822)	(58,859)
Amortization Of Intangible Assets Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liabilities	(74,439)	(57,265)
Unrealized Gain From Derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liabilities		(9,707)
Unrealized Net Gain From Fluctuation In Investments Through Other Comprehensive Income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liabilities	(2,070)	(424)
Other Deferred Liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liabilities	(5,710)	(8,542)
Net Unrealized Gain From Fluctuation In Investments Through Other Comprehensive Income [Member]
Net deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	239	259
Others [Member]
Net deferred tax assets and liabilities [abstract]
Net Deferred Tax Assets	(226)	(207)
Total Deferred Income Tax Liability Net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	13	52
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	S/ 13	S/ 52